Consolidated Statements of Operations and Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Sales	$ 20,206,497	$ 18,115,582
Cost of goods sold	16,479,281	15,513,533
Gross profit	3,727,216	2,602,049
Operating expenses:
General and administrative expenses	1,678,087	1,298,634
Selling expenses	2,270,488	1,590,714
Total operating expenses	3,948,575	2,889,348
Loss from operations	(221,359)	(287,299)
Other income (expense):
Interest expense	(817,096)	(495,850)
Subsidy income	118,440	942,095
Other income (expense)	45,184	71,186
Total other income (expense)	(653,472)	517,431
Income (loss) before income taxes	(874,831)	230,132
Income taxes
Net income (loss)	(874,831)	230,132
Other comprehensive income:
Unrealized foreign currency translation adjustment	150,431	39,872
Comprehensive income (loss)	$ (724,400)	$ 270,004
Loss per share - basic and diluted:
Weighted-average shares outstanding, basic and diluted	122,916,667	122,900,000
Loss per share - Basic & diluted	$ (0.01)